Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 03, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Cost of revenues		¥ 2,831,107	$ 410,472	¥ 2,135,961	¥ 409,922
Research and development expenses		(546,642)	(79,256)	(332,846)	(140,041)
Sales and marketing expenses		(62,966)	(9,129)	(100,467)	(19,980)
General and administrative expenses		(580,523)	(84,168)	(589,107)	(131,624)
Interest income		15,938	2,311	7,310	3,153
Other income, net		22,156	3,212	6,410	30,958
Change in fair value of warrant liability	¥ 258,782	(24,598)	(3,566)	(190,178)	0
Net income (loss)		486,357	70,514	2,000,282	(215,094)
Total comprehensive income (loss)		583,438	84,589	1,978,137	(239,332)
Foreign currency translation adjustment, tax		0		0	0
Parent Company
Operating expenses:
Research and development expenses					(652)
Sales and marketing expenses					(41)
General and administrative expenses		(20,968)	(3,040)	(6,668)	(2,277)
Loss from operations		(20,968)	(3,040)	(6,668)	(2,970)
Interest income		7	1	1
Other income, net		2,122	308	2,037	2,425
Change in fair value of warrant liability		24,598	3,566	190,178
Share of income (losses) from subsidiaries		416,058	60,323	2,306,195	(214,549)
Net income (loss)		421,817	61,158	2,491,743	(215,094)
Foreign currency translation adjustment, net of nil tax		97,081	14,075	(22,145)	(24,238)
Total comprehensive income (loss)		¥ 518,898	$ 75,233	¥ 2,469,598	¥ (239,332)